Borrowings - Bank Loans (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Borrowings
Drawn amount	$ 677,680	$ 498,225
Amount repaid	445,604	$ 108,958
Loan facilities in existence as of December 31, 2018
Borrowings
Drawn amount	165,805
Amount repaid	$ 91,229